LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2022	$371,025
2023	439,110
2024	172,690
2025	112,923
2026	113,736
Thereafter	268,197
Total undiscounted operating lease payments	1,477,681
Less: Imputed interest	172,402
Present value of operating lease liabilities	$1,305,279

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2022	$330,737
2023	256,267
2024	172,690
2025	112,923
2026	113,736
Thereafter	268,196
Total undiscounted operating lease payments	1,254,549
Less: Imputed interest	(173,214)
Present value of operating lease liabilities	$1,081,335